      HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      HSBC Asset Management Americas Inc. [Logo]
--------------------------------------------------------------------------------

      Cash Management Fund
      Government Money Market Fund
      U.S. Treasury Money Market Fund
      New York Tax-Free Money Market Fund
     ------------------------------------------------------------------

July 26, 1999

Dear Shareholders:

As the year began, the United States continued its second longest economic expansion (into its ninth year), as growth forecasts continued on an up swing. The economy caused GDP growth forecasts for 1999 to be revised upward to the 3.3% to 3.8% range and inflation remained subdued, a rarity in an extended economic expansion. In particular, both retail and wholesale inflation remained under control and wage pressures offered little concern. Lastly, the Federal Reserve was quiet during the first quarter after lowering interest rates 75 basis points during the last hundred days of 1998.

But, all this changed as we entered the second quarter with market sentiment driving yields higher. In particular, the May 13th release of the Consumer Price Index and its Core component showed gains that were far in excess of street estimates. The reaction of the markets was traumatic as the long bond dropped over 2 points and its yield fell short of 6%. Additionally, in the short end, one year LIBOR (London Interbank Offered Rate) rose from 5.35% to 5.49% and the yields on money market instruments rose 5-10 basis points.

With the Federal Reserve's preoccupation with inflation, Mr. Greenspan made comments that a small rate hike was in the future. The markets listened and were well prepared for the interest rate hike of 25 basis points to 5.00% after the June 30th FOMC (Federal Open Market Committee) meeting.

As in the past, our main objective is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by safety, stability, service and performance. HSBC Asset Management values our relationship and we appreciate this chance to work on your behalf.

Sincerely,

/s/ Edward J. Merkle

Edward J. Merkle
Managing Director, Fixed Income

------
The views expressed in this report reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions. Past performance is no guarantee of future results.

Board of Trustees

WOLFE J. FRANKL         Former Director, North America, Berlin Economic
                        Development Corporation


JEFFREY J. HASS
                        Professor of Law, New York Law School


RICHARD J. LOOS
                        Vice Chairman Emeritus


CLIFTON H.W. MALONEY
                        President, C.H.W. Maloney & Co. Incorporated


JOHN C. MEDITZ
                        President, Horizon Asset Management, Inc.


HARALD PAUMGARTEN
                        President, Paumgarten and Company


JOHN P. PFANN
                        Chairman and President, JPP Equities, Inc.


ROBERT A. ROBINSON
                        Trustee, Henrietta and B. Frederick H. Bugher
                        Foundation
--------------------------------------------------------------------------------

Officers

WALTER B. GRIMM         President


ERIC F. ALMQUIST        Senior Vice President


ANTHONY J. FISCHER      Vice President


CHARLES L. BOOTH        Vice President


JOEL B. ENGLE           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary


ROBERT L. TUCH          Assistant Secretary

Schedule of Portfolio Investments as of June 30, 1999 (Unaudited)

                              CASH MANAGEMENT FUND

 Moody's/S&P             Security                      Maturity   Principal
   Ratings              Description             Rate     Date       Amount       Value
 -----------            -----------             ----   --------   ---------      -----
             COMMERCIAL PAPER (16.9%):
             Banking and Financial Services
              (16.9%):
  P-1, A-1+  Banco Itau SA,
              (LOC-Bayerische Vereinsbank)...    5.62%    3/2/00  $ 5,000,000 $  4,818,632
  P-1, A-1+  Capital USA Funding II..........    4.93     7/1/99   18,900,000   18,900,000
  P-1, A-1+  Exxon Project...................    5.70     7/1/99   10,000,000   10,000,000
  P-1, A-1+  Paccar Finance Corp.............    4.66    7/23/99   10,000,000    9,971,583
  P-1, A-1   Yamaha Motor Finance Corp.,
              (LOC-Chase Manhattan Bank).....    4.91     7/9/99   10,000,000    9,989,111
                                                                              ------------
             Total Commercial Paper (Amortized Cost - $53,679,326).........     53,679,326
                                                                              ------------
             MEDIUM TERM NOTES (58.4%):
             Banking and Financial Services
              (58.4%):
  P-1, A-1   American Express Centurion
              Bank*..........................    4.95     7/1/99   18,000,000   18,000,000
  P-1, A-1+  Associates Corp.*...............    4.90    7/20/99   18,000,000   17,991,043
  P-1, A-1   Bear Stearns Co., Inc.*.........    4.93    7/14/99    6,400,000    6,400,000
  P-1, A-1   Bear Stearns Co., Inc.*.........    5.16    7/14/99    9,600,000    9,600,000
  P-1, A-1+  Canadian Imperial Bank of
              Commerce*......................    4.88     7/1/99   19,100,000   19,089,516
  P-1, A-1+  Deutsche Bank New York*.........    4.88     7/1/99   16,300,000   16,291,984
  P-1, A-1   General Motors Acceptance
              Corp.*.........................    5.02     7/1/99   15,000,000   15,002,167
  P-1, A-1+  Goldman Sachs Group*............    5.18     7/1/99   15,000,000   14,991,961
  P-1, A-1   John Deere Capital Corp.*.......    4.90     7/1/99   19,000,000   18,997,311
  P-1, A-1+  Merrill Lynch & Co.*............    5.11    8/23/99   18,000,000   18,006,914
  P-1, A-1+  Nationsbank Corp.*..............    5.12   10/22/99   12,000,000   12,003,533
  P-1, A-1+  Royal Bank of Canada*...........    4.88     7/1/99   19,100,000   19,089,515
                                                                              ------------
             Total Medium Term Notes (Amortized Cost - $185,463,944).......    185,463,944
                                                                              ------------
             U.S. TREASURY BILLS (3.0%):
  Aaa, AAA   U.S. Treasury Bills.............    4.85    4/27/00   10,000,000    9,615,389
                                                                              ------------
             Total U.S. Treasury Bills (Amortized Cost - $9,615,389).......      9,615,389
                                                                              ------------
             YANKEE CERTIFICATES OF DEPOSIT
              (21.3%):
             Banking and Financial Services
              (21.3%):
  P-1, A-1+  ABN-Amro Bank NV................    5.23    3/10/00   10,000,000    9,998,230
  P-1, A-1+  Bankers Trust Co................    5.50    3/10/00   15,000,000   15,000,000
  P-1, A-1+  Bayerische Hypotheken
              Vereinsbank....................    5.07    2/10/00   10,000,000    9,985,177
  P-1, A-1+  Chase Manhattan Bank............    5.37    5/22/00    8,000,000    7,995,881
  P-1, A-1+  Commerzbank AG..................    5.07     2/9/00   17,800,000   17,794,006
  P-1, A-1   Svenska Handelsbanken...........    5.28     3/3/00    6,900,000    6,896,423
                                                                              ------------
             Total Yankee Certificates of Deposit (Amortized Cost -
               $67,669,717)................................................     67,669,717
                                                                              ------------

                             CASH MANAGEMENT FUND

                               Security
                              Description                  Shares     Value
                              -----------                  ------     -----
              OPEN END INVESTMENT COMPANIES (0.1%):
              Provident Institutional Temporary
               Investment Fund..........................   423,000 $    423,000
                                                                   ------------
              Total Open End Investment Companies (Amortized
               Cost - $423,000)..................................       423,000
                                                                   ------------
              TOTAL INVESTMENTS (99.7%)
               (Amortized Cost - $316,851,376)(a)................   316,851,376
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%).......       933,711
                                                                   ------------
              TOTAL NET ASSETS (100.0%)..........................  $317,785,087
                                                                   ============

--------
Percentages indicated are based on net assets of $317,785,087.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate represents rate in effect at June 30, 1999. Date presented represents the next rate change date.
AG -- Aktiengesellschaft (German stock company).
LOC -- Letter of Credit.
SA -- Societe Anonyme (French corporation).

See Notes to Financial Statements.

Schedule of Portfolio Investments as of June 30, 1999 (Unaudited)

                         GOVERNMENT MONEY MARKET FUND

                                                         Shares or
 Moody's/S&P                                   Maturity  Principal
   Ratings      Security Description     Rate    Date     Amount       Value
 -----------    --------------------     ----  --------  ---------     -----
             U.S. Government Agency
              Obligations (97.4%):
  Aaa, N/R   Federal Home Loan
              Mortgage Corp.*.........   5.35%  7/7/99  $ 3,000,000 $ 2,998,861
  Aaa, N/R   Federal Home Loan Bank...   5.05   3/1/00    5,000,000   5,000,000
  Aaa, N/R   Federal Home Loan Bank...   4.98  3/29/00    4,000,000   3,996,017
  Aaa, N/R   Federal Home Loan Bank*..   4.82   7/1/99   15,000,000  15,000,000
  Aaa, N/R   Student Loan Marketing
              Association*............   4.81   7/1/99   17,000,000  16,996,772
  Aaa, N/R   Student Loan Marketing
              Association.............   5.17  7/12/99   10,400,000  10,397,333
                                                                    -----------
             Total U.S. Government Agency Obligations (Amortized
              Cost - $54,388,983)................................    54,388,983
                                                                    -----------
             Open End Investment
              Companies (1.9%):
             Fedfund Money Market....................     1,088,000   1,088,000
                                                                    -----------
             Total Open End Investment Companies (Amortized
              Cost - $1,088,000).................................     1,088,000
                                                                    -----------
             TOTAL INVESTMENTS (99.3%)
              (Amortized Cost - $55,476,983)(a)..................    55,476,983
             OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)........       371,280
                                                                    -----------
             TOTAL NET ASSETS (100.0%)...........................   $55,848,263
                                                                    ===========

--------
Percentages indicated are based on net assets of $55,848,263.

(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate represents rate in effect at June 30, 1999. Date presented represents the next rate change date.

N/R -- Not rated.

See Notes to Financial Statements.

Schedule of Portfolio Investments as of June 30, 1999 (Unaudited)

                        U.S. TREASURY MONEY MARKET FUND

                                                        Shares or
 Moody's/S&P          Security                 Maturity Principal
   Ratings          Description          Rate    Date     Amount      Value
 -----------        -----------          ----  -------- ---------     -----
             U.S. GOVERNMENT
              OBLIGATIONS (16.4%):
  Aaa, AAA   U.S. Treasury Notes......   6.38%  7/15/99 $2,500,000 $ 2,500,843
  Aaa, AAA   U.S. Treasury Notes......   5.88   8/31/99  2,500,000   2,501,564
                                                                   -----------
             Total U.S. Government Obligations
              (Amortized Cost - $5,002,407).....................     5,002,407
                                                                   -----------
             U.S. TREASURY BILLS
              (37.4%):
  Aaa, AAA   U.S. Treasury Bills......   4.36   8/19/99  2,500,000   2,485,556
  Aaa, AAA   U.S. Treasury Bills......   4.94  11/26/99  2,200,000   2,156,496
  Aaa, AAA   U.S. Treasury Bills......   4.72    3/2/00  2,000,000   1,938,682
  Aaa, AAA   U.S. Treasury Bills......   4.66   3/30/00  2,500,000   2,415,825
  Aaa, AAA   U.S. Treasury Bills......   4.76   4/27/00  2,500,000   2,405,518
                                                                   -----------
             Total U.S. Treasury Bills
              (Amortized Cost - $11,402,078)....................    11,402,077
                                                                   -----------
             REPURCHASE AGREEMENTS
              (46.0%):
  N/R, N/R   Bear Stearns Co., Inc.,
              (Purchased 6/1/99,
              collateralized by
              $7,610,000 U.S. Treasury
              Strips, 8/15/00, market
              value $7,160,000).......   4.75    7/1/99  7,000,000   7,000,000
  N/R, N/R   Donaldson, Lufkin &
              Jenrette Securities
              Corp., (Purchased
              6/15/99, collateralized
              by $13,827,000 U.S.
              Treasury Strips,
              11/15/09, market value
              $7,165,000).............   4.70    7/1/99  7,000,000   7,000,000
                                                                   -----------
             Total Repurchase Agreements
              (Amortized Cost - $14,000,000)....................    14,000,000
                                                                   -----------
             OPEN END INVESTMENT
              COMPANIES (0.2%):
             Provident Institutional Temporary
              Investment Fund........................       64,000      64,000
                                                                   -----------
             Total Open End Investment Companies
              (Amortized Cost - $64,000)........................        64,000
                                                                   -----------
             TOTAL INVESTMENTS (100.0%)
              (Amortized Cost - $30,468,485)(a).................    30,468,484
             LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%).......        (2,641)
                                                                   -----------
             TOTAL NET ASSETS (100.0%)..........................   $30,465,843
                                                                   ===========

--------
Percentages indicated are based on net assets of $30,465,843.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

Schedule of Portfolio Investments as of June 30, 1999 (Unaudited)

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P          Security                 Maturity Principal
   Ratings          Description          Rate    Date     Amount      Value
 -----------        -----------          ----  -------- ---------     ------
             MUNICIPAL SHORT TERM
              PAPER (15.8%):
  P-1, A-1+  Long Island Power
              Authority
              (LOC - Westdeutsche
              Landesbank, Bayerische
              Vereinsbank)............   3.05% 7/21/99  $5,000,000 $  5,000,000
  P-1, A-1+  New York City, GO (MBIA
              Insured)................   3.15  7/14/99   1,500,000    1,500,000
  P-1, A-1   New York City, Municipal
              Water Authority (LOC -
               Westdeutsche
              Landesbank).............   3.30  7/19/99   3,600,000    3,600,000
  P-1, A-1+  New York City, Municipal
              Water Authority
              (LOC - Commerzbank,
              Toronto Dominion Bank,
              Bank of Nova Scotia)....   3.50  7/15/99   1,000,000    1,000,000
  P-1, A-1   New York State,
              Environmental Facilities
              Corp. (LOC - Landesbank
              Hessen, Bayerische
              Vereinsbank)............   3.00  7/13/99   2,500,000    2,500,000
  P-1, A-1   New York State, Power
              Authority (LOC - Bank of
              Nova Scotia, Commerz
              Bank, Toronto Dominion,
              Morgan Guaranty,
              Landesbank-Hessen,
              Credit Local de
              France).................   3.05   7/8/99   3,000,000    3,000,000
                                                                   ------------
             Total Municipal Short Term Paper (Amortized
              Cost - $16,600,000)...............................     16,600,000
                                                                   ------------
             MANDATORY PUT MUNICIPAL
              BONDS (1.9%):
  P-1, A-1   Puerto Rico Industrial,
              Medical & Environmental
              Financing Authority,
              Pollution Control
              Revenue, Reynolds Metals
              Co. Project (LOC - ABN
              AMRO Bank NV) Putable
              9/1/99 @ 100*...........   3.60   9/1/13   2,000,000    2,000,000
                                                                   ------------
             Total Mandatory Put Municipal Bonds (Amortized
              Cost - $2,000,000)................................      2,000,000
                                                                   ------------
             NON-VARIABLE MUNICIPAL
              BONDS (20.8%):
  Aaa, AAA   City University of New
              York, John Jay College,
              Certificate
              Participation (MBIA
              Insured)................   4.10  8/15/99     500,000      500,331
   A3, A-    New York City, GO, Series
              L.......................   5.25   8/1/99   1,630,000    1,632,042
   A3, A-    New York City, GO, Sub-
              Series H1...............   5.30   8/1/99   1,900,000    1,902,770
  Aaa, AAA   New York City,
              Metropolitan Transit
              Authority, Service
              Contract, Prerefunded
              7/1/00 @ 101.50.........   7.50   7/1/19   1,000,000    1,054,273
  Aaa, AAA   New York City, Transit
              Authority, Series A
              (AMBAC Insured)*........   4.40   1/1/00   2,340,000    2,350,600
    A3, A    New York Metropolitan
              Transit Authority
              Revenue, Series A.......   4.00   4/1/00   4,000,000    4,022,799
  Aaa, AAA   New York State, Dormitory
              Authority, City
              University Revenue,
              Series F (FGIC Insured),
              Prerefunded 7/1/00
              @ 102...................   7.50   7/1/20     500,000      530,144

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P          Security                 Maturity Principal
   Ratings           Description          Rate   Date     Amount      Value
 -----------         -----------          ---- -------- ---------     ------
             NON-VARIABLE MUNICIPAL BONDS
              (continued)
  AA1, N/R   New York State, Dormitory
              Authority, Grace Manor
              Health Care Facility
              Revenue..................   4.80   7/1/99 $1,000,000 $  1,000,000
  Aaa, N/R   New York State, Dormitory
              Authority, Revenue,
              Prerefunded 7/1/00
              @ 102....................   7.88   7/1/17    500,000      531,720
  Aaa, AAA   New York State, Dormitory
              Authority, Rochester
              Institute of Technology
              Revenue (AMBAC Insured)..   4.00   7/1/00    480,000      483,043
   A3, A+    New York State, Local
              Government Assistance
              Corp. Revenue, Series A..   6.70   4/1/00  1,930,000    1,978,000
  Aaa, AAA   New York State, Urban
              Development Corp. Revenue
              (FSA Insured),
              Prerefunded 1/1/00
              @ 102....................   7.50   1/1/20  1,800,000    1,872,591
  Aaa, N/R   North Hampstead, New York,
              GO, Series A (FGIC
              Insured).................   4.50  1/15/00  1,000,000    1,006,841
 VMIG1, A-1+ Puerto Rico Commonwealth,
              Highway & Transportation
              Authority Revenue
              (LOC - Bank of Nova
              Scotia)*.................   3.10   7/7/99  2,500,000    2,500,000
  Aaa, AAA   Westchester County, New
              York, GO ................   4.60 11/15/99    500,000      502,174
                                                                   ------------
             Total Non-Variable Municipal Bonds (Amortized
              Cost - $21,867,328)................................    21,867,328
                                                                   ------------
             VARIABLE MUNICIPAL BONDS
              (65.5%):
 VMIG1, N/R  Albany, New York,
              Institute of History,
              Civic Facility Revenue,
              (LOC - Keybank N.A.)*....   3.30   7/7/99  2,000,000    2,000,000
 VMIG1, A-1+ New York City, GO, Series
              B (FGIC insured)*........   4.00   7/1/99  1,000,000    1,000,000
 VMIG1, A-1+ New York City, GO, Series
              B (FGIC Insured)*........   4.00   7/1/99  1,500,000    1,500,000
 VMIG1, A-1  New York City, GO, Series
              B, Sub-Series B3 (MBIA
              Insured, SPA Bank of Nova
              Scotia)*.................   3.70   7/1/99  1,700,000    1,700,000
 VMIG1, A-1+ New York City, GO, Series
              D (FGIC insured)*........   3.30   7/7/99  1,100,000    1,100,000
 VMIG1, A-1+ New York City, GO, Series
              F-4, (LOC - Landesbank
              Hessen)*.................   3.35   7/7/99  1,225,000    1,225,000
 VMIG1, N/R  New York City, GO, Sub-
              Series A-4
              (LOC - Landesbank
              Hessen)*.................   3.35   7/7/99  1,000,000    1,000,000
 VMIG1, N/R  New York City, GO, Sub-
              Series A-4, (LOC - Chase
              Manhattan Bank)*.........   3.50   7/1/99    200,000      200,000
 VMIG1, A-1+ New York City, GO, Sub-
              Series B-3, (LOC - Morgan
              Guaranty Trust)*.........   4.00   7/1/99    150,000      150,000

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P          Security                 Maturity Principal
   Ratings           Description          Rate   Date     Amount      Value
 -----------         -----------          ---- -------- ---------     ------
             VARIABLE MUNICIPAL BONDS (65.5%)
              (continued)
 VMIG1, A-1+ New York City, GO, Sub-
              Series J2
              (LOC - Commerzbank AG)*..   3.50  7/7/99  $3,300,000 $  3,300,000
 VMIG1, A-1+ New York City, Health &
              Hospital Corp., Health
              Systems Revenue, Series A
              (LOC - Morgan Guaranty
              Trust)*..................   3.30  7/7/99   3,500,000    3,500,000
 VMIG1, A-1+ New York City, Housing
              Development Corp., Multi-
              Family Rental Housing
              Revenue, TriBeCa Tower,
              Series A, AMT (FNMA
              Collateral)*.............   3.25  7/7/99   2,000,000    2,000,000
  N/R, A-1+  New York City, Housing
              Development Corp.,
              Special Obligation,
              Montefiore Medical Center
              Revenue, Series A
              (LOC - Chase Manhattan
              Bank)*...................   3.20  7/7/99   2,500,000    2,500,000
  N/R, A-1   New York City, Industrial
              Development Agency, Civic
              Facilities Revenue,
              Columbia Grammar School
              Project, (LOC - Chase
              Manhattan Bank)*.........   3.45  7/7/99     900,000      900,000
 VMIG1, A-1+ New York City, Industrial
              Development Agency,
              Korean Airlines Special
              Facilities Revenue,
              Series C, AMT
              (LOC - Bankers Trust
              Company)*................   3.45  7/7/99   2,800,000    2,800,000
 VMIG1, A-1+ New York City, Municipal
              Water Finance Authority,
              Water & Sewer System
              Revenue, Series A (FGIC
              Insured)*................   3.55  7/1/99   1,900,000    1,900,000
  P-1, A-1+  New York City, Trust for
              Cultural Resources
              Revenue, Carnegie Hall
              (LOC - Westdeutsche
              Landesbank)*.............   3.45  7/7/99     400,000      400,000
 VMIG1, A-1+ New York City, Trust for
              Cultural Resources
              Revenue, Carnegie Hall
              (LOC - Westdeutsche
              Landesbank)*.............   3.45  7/7/99   2,200,000    2,200,000
 VMIG1, A-1  New York City, Trust for
              Cultural Resources
              Revenue, Museum of
              Broadcasting
              (LOC - Kredietbank NV)*..   3.25  7/7/99     800,000      800,000
  N/R, A-1+  New York State Energy
              Research & Development
              Authority Pollution
              Control Revenue, Niagara
              Mohawk Power, Series A
              (LOC - Toronto Dominion
              Bank)*...................   3.50  7/1/99   2,500,000    2,500,000

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P            Security                   Maturity Principal
   Ratings             Description            Rate   Date    Amount     Value
 -----------           -----------            ---- -------- ---------   -----
             VARIABLE MUNICIPAL BONDS (65.5%)
              (continued)
 VMIG1, A-1+ New York State Local
              Government Assistance Corp.,
              Revenue, Series B
              (LOC - Credit Suisse First
              Boston)*.....................   3.20  7/7/99  4,800,000 4,800,000
 VMIG1, A-1+ New York State, Dormitory
              Authority Revenue, Municipal
              Securities Trust Receipts*...   3.70  7/7/99  4,300,000 4,300,000
 VMIG1, A-1+ New York State, Dormitory
              Authority, Cornell University
              Revenue, Series-B (SPA Morgan
              Guaranty Trust)*.............   3.40  7/1/99  2,800,000 2,800,000
 MIG1, SP1+  New York State, Energy
              Research & Development
              Authority, Brooklyn Union Gas
              Co. Project, Series A-1,
              (MBIA Insured, SPA Union Bank
              of Switzerland)*.............   3.35  7/7/99  4,805,000 4,805,000
  P-1, N/R   New York State, Energy,
              Research & Development
              Authority, Pollution Control
              Revenue, Hudson Gas &
              Electric, Series B
              (LOC - Deutsche Bank A.G.)*..   3.40  7/7/99  2,200,000 2,200,000
 VMIG1, A-1+ New York State, Energy,
              Research & Development
              Authority, Pollution Control
              Revenue, Orange & Rockland
              Utilities Project, Series A
              (LOC - Societe Generale)*....   3.10  7/7/99  2,000,000 2,000,000
 VMIG1, N/R  New York State, Housing
              Finance Agency Revenue,
              Tribeca Pack Housing, Series
              A (LOC - Bayerische
              Hypotheken)*.................   3.30  7/7/99  2,000,000 2,000,000
 VMIG1, N/R  New York State, Housing
              Finance Agency, Saxony
              Housing Revenue, Series A
              (LOC - Chase Manhattan
              Bank)*.......................   3.30  7/7/99  3,300,000 3,300,000
 VMIG1, N/R  New York State, Housing
              Finance Agency, Special
              Surgery Staff Revenue
              (LOC - Chase Manhattan
              Bank)*.......................   3.20  7/7/99  1,494,000 1,494,000
  P-1, A-1+  New York State, Niagara
              County, Industrial
              Development Agency, Solid
              Waste Disposal Revenue,
              Series A*....................   3.40  7/7/99    590,000   590,000
 VMIG1, A-1+ New York State, Township
              Authority General Revenue
              (FGIC Insured)*..............   3.40  7/1/99  2,300,000 2,300,000
  P-1, N/R   Saint Lawrence County,
              Industrial Development
              Authority, Pollution Control
              Revenue, Reynolds Metals Co.
              Project (LOC - Bank of Nova
              Scotia)*.....................   3.70  7/1/99  1,200,000 1,200,000
  MIG1, N/R  Syracuse, New York, GO, AMT...   3.75 5/19/00  3,000,000 3,001,047

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                      Shares or
 Moody's/S&P         Security                Maturity Principal
   Ratings          Description         Rate   Date     Amount      Value
 -----------        -----------         ---- -------- ---------     -----
             VARIABLE MUNICIPAL BONDS (65.5%)
              (continued)
 VMIG1, N/R  Wallkill, Industrial
              Development Agency,
              Pollution Control
              Revenue, Reynolds
              Metals Co. Project
              Revenue (LOC - Dresdner
              Bank AG)*..............   3.75  7/7/99  $  500,000 $    500,000
 VMIG1, N/R  Yonkers, Industrial
              Development Agency,
              Civic Facilities
              Revenue, Consumers
              Union Facility
              (LOC - Credit Local de
              France)*...............   3.40  7/7/99     900,000      900,000
                                                                 ------------
             Total Variable Municipal Bonds (Amortized
              Cost - $68,865,047)..............................    68,865,047
                                                                 ------------
             OPEN-END INVESTMENT
              COMPANIES--0.3%
             New York Money Fund....................     349,139      349,139
                                                                 ------------
             Total Open-End Investment Companies (Amortized
              Cost - $349,139).................................       349,139
                                                                 ------------
             TOTAL INVESTMENTS
              (Amortized Cost - $109,681,514)(a)--(104.3%).....   109,681,514
             LIABILITIES IN EXCESS OF OTHER ASSETS--(-4.3%)....    (4,499,510)
                                                                 ------------
             TOTAL NET ASSETS--(100.0%)........................  $105,182,004
                                                                 ============

--------
Percentages indicated are based on net assets of $105,182,004.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Date presented represents next put date.

AG - Aktiengesellschaft (German stock company)
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
N/R - Not Rated
NV - Naamloze Vennootschap (Dutch Corporation)
SPA - Standby Purchase Agreement

See Notes to Financial Statements.

Statement of Assets and Liabilities
As of June 30, 1999 (Unaudited)

                                                                                   New York
                                           Cash       Government   U.S. Treasury   Tax-Free
                                        Management   Money Market  Money Market  Money Market
                                           Fund          Fund          Fund          Fund
                                       ------------  ------------  ------------- ------------
ASSETS:
 Investments in securities, at value
  (amortized cost $316,851,376,
  $55,476,983, $16,468,484,
  and $109,681,514, respectively)....  $316,851,376  $55,476,983    $16,468,484  $109,681,514
 Repurchase agreements (cost $0, $0,
  $14,000,000, and $0, respectively)..           --           --     14,000,000            --
                                       ------------  -----------    -----------  ------------
   Total Investments.................   316,851,376   55,476,983     30,468,484   109,681,514
 Cash................................            --          963             --            --
 Interest and dividends receivable...     2,272,566      611,728        164,011       604,414
 Prepaid expenses....................        10,538        4,060          3,068         2,788
                                       ------------  -----------    -----------  ------------
Total Assets.........................   319,134,480   56,093,734     30,635,563   110,288,716
                                       ------------  -----------    -----------  ------------
LIABILITIES:
 Payable to custodian................           130           --         13,753            --
 Dividends payable...................     1,226,284      204,156        115,617       214,148
 Payable to brokers for investments
  purchased..........................            --           --             --     4,833,643
 Accrued expenses and other payables:
  Investment advisory fee............        44,500       11,242          4,621        18,226
  Administration fee.................        24,993        4,676          2,830         8,295
  Distribution fees..................        44,291       13,318          2,267         6,557
  Accounting and transfer agent
   fees..............................         4,111          819          4,723         1,023
  Other..............................         5,084       11,260         25,909        24,820
                                       ------------  -----------    -----------  ------------
Total Liabilities....................     1,349,393      245,471        169,720     5,106,712
                                       ------------  -----------    -----------  ------------
Net Assets...........................  $317,785,087  $55,848,263    $30,465,843  $105,182,004
                                       ============  ===========    ===========  ============
COMPUTATION OF NET ASSET VALUE:
 Net assets..........................  $317,785,087  $55,848,263    $30,465,843  $105,182,004
 Shares of beneficial interest issued
  and outstanding (par value $0.001
  per share, unlimited number of
  shares authorized).................   317,787,168   55,850,696     30,464,516   105,190,796
                                       ------------  -----------    -----------  ------------
 Net asset value, offering price and
  redemption price per share.........  $       1.00  $      1.00    $      1.00  $       1.00
                                       ============  ===========    ===========  ============
COMPOSITION OF NET ASSETS:
 Paid-in capital.....................  $317,790,302  $55,849,829    $30,466,142  $105,195,711
 Accumulated net realized losses from
  investment transactions............        (5,215)      (1,566)          (299)      (13,707)
                                       ------------  -----------    -----------  ------------
Net Assets...........................  $317,785,087  $55,848,263    $30,465,843  $105,182,004
                                       ============  ===========    ===========  ============

See Notes to Financial Statements.

Statements of Operations
For the period ended June 30, 1999 (Unaudited)

                                                                      New York
                                Cash      Government  U.S. Treasury   Tax-Free
                             Management  Money Market Money Market  Money Market
                                Fund         Fund         Fund          Fund
                             ----------  ------------ ------------- ------------
INVESTMENT INCOME:
 Interest..................  $8,838,004   $1,567,234    $809,318     $1,432,943
 Dividends.................     201,699       30,886       9,208         78,227
                             ----------   ----------    --------     ----------
 Total Income..............   9,039,703    1,598,120     818,526      1,511,170
                             ----------   ----------    --------     ----------
EXPENSES:
 Investment advisory fees..     619,108      111,386      59,092        169,661
 Administration fees.......     245,907       47,737      25,325         72,712
 Co-administration and
  shareholder servicing
  assistance fees..........     123,822       22,277      11,818         33,932
 Distribution fees.........     267,625       25,503      11,786         50,477
 Audit fees................       7,696        6,508       6,982          7,281
 Custodian fees............      17,443        9,671      10,368          6,776
 Accounting and transfer
  agent fees...............     125,484       24,762      11,218         31,567
 Legal fees................      72,881       12,126       7,157         19,875
 Other expenses............     105,631       31,450       8,589         26,962
                             ----------   ----------    --------     ----------
Gross Expenses.............   1,585,597      291,420     152,335        419,243
 Less: Fee waivers.........    (212,269)     (38,190)    (20,260)       (58,170)
 Less: Reimbursements......    (223,552)     (46,369)    (22,332)       (45,988)
                             ----------   ----------    --------     ----------
Net Expenses...............   1,149,776      206,861     109,743        315,085
                             ----------   ----------    --------     ----------
Net Investment Income......   7,889,927    1,391,259     708,783      1,196,085
                             ----------   ----------    --------     ----------
NET REALIZED GAINS (LOSSES)
FROM INVESTMENTS:
 Net realized gains
  (losses) from investment
  transactions.............         571         (498)         77             --
                             ----------   ----------    --------     ----------
 Net Realized Gains
  (Losses) from
  Investments..............         571         (498)         77             --
                             ----------   ----------    --------     ----------
Change in Net Assets
 Resulting from
 Operations................  $7,890,498   $1,390,761    $708,860     $1,196,085
                             ==========   ==========    ========     ==========

See Notes to Financial Statements.

Statements of Changes in Net Assets (Unaudited)


                                                Cash Management Fund
                                      -----------------------------------------
                                      For the period ended For the period ended
                                         June 30, 1999      December 31, 1998
                                      -------------------- --------------------
From Investment Activities:
OPERATIONS:
 Net investment income...............    $   7,889,927       $    12,187,455
 Net realized gains (losses) from
  investment transactions............              571                   (45)
                                         -------------       ---------------
 Change in net assets resulting from
  operations.........................        7,890,498            12,187,410
                                         -------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........       (7,889,927)          (12,187,455)
                                         -------------       ---------------
 Change in net assets from
  shareholder distributions..........       (7,889,927)          (12,187,455)
                                         -------------       ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued.........      734,618,323         1,341,762,133
 Dividends reinvested................        6,364,650             9,085,388
 Cost of shares redeemed.............     (740,750,578)       (1,217,500,619)
                                         -------------       ---------------
 Change in net assets from capital
  share transactions.................          232,395           133,346,902
                                         -------------       ---------------
Change in Net Assets.................          232,966           133,346,857
                                         -------------       ---------------
NET ASSETS:
 Beginning of period.................      317,552,121           184,205,264
                                         -------------       ---------------
 End of period.......................    $ 317,785,087       $   317,552,121
                                         =============       ===============
SHARE TRANSACTIONS:
 Issued..............................      734,618,323         1,341,762,133
 Reinvested..........................        6,364,650             9,085,388
 Redeemed............................     (740,750,578)       (1,217,500,619)
                                         -------------       ---------------
Change in shares.....................          232,395           133,346,902
                                         =============       ===============

See Notes to Financial Statements.

              Government                              U.S. Treasury
           Money Market Fund                        Money Market Fund              New York Tax-Free Money Market Fund
---------------------------------------- --------------------------------------- ---------------------------------------
For the period ended  For the year ended For the period ended For the year ended For the period ended For the year ended
   June 30, 1999      December 31, 1998     June 30, 1999     December 31, 1998     June 30, 1999     December 31, 1998
--------------------  ------------------ -------------------- ------------------ -------------------- ------------------
    $  1,391,259        $   4,507,202        $    708,783       $   1,407,739        $  1,196,085       $   2,392,306
            (498)                (144)                 77                 722                  --              (1,031)
    ------------        -------------        ------------       -------------        ------------       -------------
       1,390,761            4,507,058             708,860           1,408,461           1,196,085           2,391,275
    ------------        -------------        ------------       -------------        ------------       -------------
      (1,391,259)          (4,507,202)           (708,783)         (1,407,739)         (1,196,085)         (2,392,306)
    ------------        -------------        ------------       -------------        ------------       -------------
      (1,391,259)          (4,507,202)           (708,783)         (1,407,739)         (1,196,085)         (2,392,306)
    ------------        -------------        ------------       -------------        ------------       -------------
      75,048,431          245,113,875          96,281,052         175,531,472          86,282,233         169,582,662
         617,342            2,003,878             464,161             758,783             902,386           1,732,131
     (97,170,785)        (270,625,447)        (92,155,187)       (175,922,504)        (76,261,955)       (163,783,249)
    ------------        -------------        ------------       -------------        ------------       -------------
     (21,505,012)         (23,507,694)          4,590,026             367,751          10,922,664           7,531,544
    ------------        -------------        ------------       -------------        ------------       -------------
     (21,505,510)         (23,507,838)          4,590,103             368,473          10,922,664           7,530,513
    ------------        -------------        ------------       -------------        ------------       -------------
      77,353,773          100,861,611          25,875,740          25,507,267          94,259,340          86,728,827
    ------------        -------------        ------------       -------------        ------------       -------------
    $ 55,848,263        $  77,353,773        $ 30,465,843       $  25,875,740        $105,182,004       $  94,259,340
    ============        =============        ============       =============        ============       =============
      75,048,431          245,113,875          96,281,052         175,531,472          86,282,233         169,582,662
         617,342            2,003,878            464,1261             758,783             902,386           1,732,131
     (97,170,785)        (270,625,447)        (92,155,187)       (175,922,504)        (76,261,955)       (163,783,249)
    ------------        -------------        ------------       -------------        ------------       -------------
     (21,505,012)         (23,507,694)          4,590,026             367,751          10,922,664           7,531,544
    ============        =============        ============       =============        ============       =============

Notes to Financial Statements

1.Organization

  HSBC Funds Trust (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios, including the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

  The investment objective of each Fund (except the New York Tax-Free Money Market Fund) is to provide as high a level of current income as is consistent with preservation of capital and liquidity. The New York Tax-Free Money Market Fund seeks to provide as high a level of current income that is exempt from Federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation: The Funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Investments in investment companies are valued at their net asset values as reported by such companies. In addition, the Funds may not
  (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Taxes: It is each Funds' policy to continue to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income and net realized capital gains, if any, to its shareholders for each taxable year. Therefore, no provision is required for federal income tax.

  Repurchase Agreements: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the securities subject to the agreement at not less than the 102% of the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

  Dividends and Distributions: Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed.

  Dividends and distributions are recorded by the Funds on the ex-dividend date. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  Security Transactions and Related Income: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

  Expense Allocation: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

3.Related Party Transactions

  The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Funds. HSBC Asset Management Americas Inc. is the North American investment management affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the investment portfolios of the Funds, subject to policies established by the Board of Trustees. As compensation for its services, HSBC Asset Management Americas Inc. is paid monthly advisory fees at the following annual rates:

   Portion of each Fund's Average Daily Net Assets            Advisory Fee Rate
   -----------------------------------------------            -----------------
   Up to $500 million........................................      0.350%
   In excess of $500 million but not exceeding $1 billion....      0.315%
   In excess of $1 billion but not exceeding $1.5 billion....      0.280%
   In excess of $1.5 billion.................................      0.245%

  HSBC Asset Management Americas Inc. has voluntarily agreed to reimburse Fund expenses to the extent each Fund's ordinary operating expenses net of other fee waivers exceed 0.65% of each Fund's average daily net assets.

  The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization provides record keeping and certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of the average value of the Funds' shares held in the sub-accounts of the Service Organizations. During the period ended June 30, 1999, the Funds did not participate in any service agreement.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement and the Fund Accounting Agreement, BISYS is paid a monthly asset-based fee as follows:

   Portion of each Fund's Average Daily Net Assets     Administration Fee Rate
   -----------------------------------------------     -----------------------
   Up to $200 million.................................         0.150%
   In excess of $200 million but not exceeding $400
    million...........................................         0.125%
   In excess of $400 million but not exceeding $600
    million...........................................         0.100%
   In excess of $600 million..........................         0.080%

  HSBC Asset Management Inc. earned co-administration and shareholder services assistance fees of 0.07% of each Fund's average net assets, all of which were waived.

  Information regarding these transactions is as follows for the period ended June 30, 1999:

                                                            Co-Administration
                             Investment                      and Shareholder
                            Advisory Fees  Administration   Servicer Assistance
                             voluntarily  Fees voluntarily   Fees voluntarily
                             reimbursed       reduced            reduced
                            ------------- ---------------- --------------------
   Cash Management Fund....   $223,552        $88,447            $123,822
   Government Money Market
    Fund...................     46,369         15,913              22,277
   U.S. Treasury Money
    Market Fund............     22,332          8,442              11,818
   New York Tax-Free Money
    Market Fund............     45,988         24,238              33,932

  The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the Fund's average net assets during the preceding month.

  A partner of the Trust's legal counsel served as Secretary of the Trust. Paul, Weiss, Rifkind, Wharton and Garrison serves as the Trust's legal counsel for the period ended June 30, 1999.

4.Concentration of Credit Risk


  The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal money market fund that is not concentrated in these issuers to the same extent.

5.Voting Results of Special Meeting of Shareholders

  At a special meeting of the shareholders of HSBC Funds Trust (the "Trust"), held on May 10, 1999, and on May 18, 1999, the following actions were taken. The Government Money Market Fund nor the U.S. Treasury Money Market Fund had reached quorum so matters submitted to shareholders for each Fund were adjourned until Tuesday, May 18, 1999 at 10:30 a.m. ET; at which time a quorum was present.

  (1) The approval of the election of four existing members of the Board of Trustees of the Trust and the election of four new members to the Board of Trustees of the Trust to serve until their successors are duly elected and qualified as presented in the proxy materials:

                                                      Number of  Number of Votes
     Name of Trustee                                  Votes For     Withheld
     ---------------                                 ----------- ---------------
     Wolfe J. Frankl................................ 313,000,553    8,987,288
     Jeffery J. Hass................................ 313,088,279    8,899,562
     Richard J. Loos................................ 313,121,371    8,866,470
     Clifton H. W. Maloney.......................... 313,237,735    8,750,106
     John C. Meditz................................. 313,146,893    8,840,948
     Harald Paumgarten.............................. 313,122,846    8,864,995
     John P. Pfann.................................. 313,009,671    8,978,170
     Robert A. Robinson............................. 313,240,914    8,746,927

  (2) The approval of the existing Investment Advisory agreement between the Trust and HSBC Asset Management Americas Inc. is as follows:

                                                    FOR      AGAINST   ABSTAIN
                                                ----------- --------- ---------
     Cash Management Fund...................... 202,255,119 1,491,306 1,904,547
     Government Money Markt Fund...............  35,217,377     4,219   961,295
     U.S. Treasury Money Market Fund...........  14,721,421        -- 6,166,404
     New York Tax-Free Money Market Fund.......  57,866,245   691,357   708,549

  (3) The approval that Ernst & Young, LLP has been selected as independent accountants for the Trust for the fiscal year ending December 31, 1999:

                                                     FOR      AGAINST   ABSTAIN
                                                 ----------- --------- ---------
     HSBC Funds Trust........................... 313,026,644 1,122,889 7,838,303

  (4) The approval that a change in the investment policies of all of the Funds, except the U.S. Treasury Money Market Fund, to permit each Fund to make loans, including loans of its portfolio securities if, as a result, the aggregate of such loans does not exceed 33 1/3% of the value of a Fund's total assets:

                                                   FOR      AGAINST    ABSTAIN
                                               ----------- ---------- ---------
     Cash Management Fund..................... 186,406,510 16,587,276 2,657,187
     Government Money Market Fund.............  30,820,125  3,742,195 1,620,570
     New York Tax-Free Money Market Fund......  49,970,523  8,932,082   363,544

  (5) The approval that a change in the investment policies of all of the Funds to permit each Fund to: (I) borrow from banks, for any purpose, up to 33 1/3% of the current value of its total assets; (II) pledge up to 33 1/3% of its total assets to secure such borrowings; and (III) to eliminate any limits on purchasing securities when borrowings exist:

                                                   FOR      AGAINST    ABSTAIN
                                               ----------- ---------- ---------
     Cash Management Fund..................... 182,401,596 18,266,913 4,982,464
     Government Money Market Fund.............  30,849,241  3,427,813 1,905,836
     U.S. Treasury Money Market Fund..........  14,243,886    925,028 5,718,908
     New York Tax-Free Money Market Fund......  49,490,583  9,299,375   476,191

  (6) The approval that a change in the investment policies of each of the Funds to remove the restriction on each Fund investing in restricted securities:

                                                   FOR      AGAINST    ABSTAIN
                                               ----------- ---------- ---------
     Cash Management Fund..................... 188,893,599 14,629,897 2,127,478
     Government Money Market Fund.............  26,137,630  8,152,060 1,893,200
     U.S. Treasury Money Market Fund..........  14,133,233    963,532 5,791,057
     New York Tax-Free Money Market Fund......  50,119,959  8,542,515   603,675

  (7) The approval that a change in the investment policies of the Cash Management Fund to eliminate the requirement that the Cash Management Fund must invest at least 25% of its total assets in bank obligations:

                                                     FOR      AGAINST   ABSTAIN
                                                 ----------- --------- ---------
     Cash Management Fund....................... 193,206,989 9,944,646 2,499,340

6.Subsequent Events

  Effectively July 1, 1999, the Cash Management Fund began offering two additional classes of shares as an exchange option: Class B and Class C shares. Also effective July 1, 1999, the existing share class is designated as Class A shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under service organization or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

  The following is a summary of the maximum annual fund operating expenses (fees paid from Fund assets) for Class A, Class B and Class C shares effective July 1, 1999:

                           Cash Management        Government Money   U.S. Treasury Money          New York Tax-Free
                                Fund                 Market Fund         Market Fund              Money Market Fund
                       ----------------------- ----------------------- ----------------------- -----------------------
                       Class A Class B Class C Class A Class B Class C Class A Class B Class C Class A Class B Class C
                       ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
   Management
    fee/1/ ..........   0.35%   0.35%   0.35%   0.35%   0.35%   0.35%   0.35%   0.35%   0.35%   0.35%   0.35%   0.35%
   Administrative
    Services
    fee/2/ ..........   0.15%   0.15%   0.15%   0.15%   0.15%   0.15%   0.15%   0.15%   0.15%   0.15%   0.15%   0.15%
   Distribution (12b-
    1) fee...........   0.20%   0.75%   0.75%   0.20%   0.75%   0.75%   0.20%   0.75%   0.75%   0.20%   0.75%   0.75%
   Service
    Organization
    fee/3/ ..........   0.35%   0.50%   0.50%   0.35%   0.50%   0.50%   0.35%   0.50%   0.50%   0.35%   0.50%   0.50%
   Fee Waivers &
    Expense
    Reimbursements...   0.30%   0.30%   0.30%   0.50%   0.20%   0.20%   0.67%   0.37%   0.37%   0.52%   0.22%   0.22%
   Net Expenses/4/ ..   0.93%   1.63%   1.63%   0.70%   1.70%   1.70%   0.70%   1.70%   1.70%   0.70%   1.70%   1.70%

  --------
  /1/The Advisor has contractually agreed to waive or reimburse its Management fee to the extent the Fund's ordinary operating expenses exceed .70% for Class A shares and 1.70% for Class B and Class C shares of the Fund's average daily net assets.
  /2/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.
  /3/The Cash Management Fund's Service Organization fee is being contractually limited to .10% for Class A shares and contractually limited to .25% for Class B and Class C shares.
  /4/The contractual expense limitations and reimbursements are in effect through December 31, 1999.

FINANCIAL HIGHLIGHTS
(Unaudited)
                             CASH MANAGEMENT FUND

                            For the            For the Year Ended December 31,
                         period ended    ------------------------------------------------
                         June 30, 1999     1998      1997      1996      1995      1994
                         -------------   --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Year......   $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------      --------  --------  --------  --------  --------
Investment Activities
 Net investment income..      0.022         0.050     0.051     0.049     0.053     0.039
Distributions
 From net investment
  income................     (0.022)       (0.050)   (0.051)   (0.049)   (0.053)   (0.039)
                           --------      --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========      ========  ========  ========  ========  ========
Total Return............       2.23%(a)      5.15%     5.18%     5.00%     5.41%     3.95%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000)..........   $317,785      $317,552  $184,205  $220,960  $170,869  $200,492
 Ratio of expenses to
  average net
  assets (b)............       0.65%         0.65%     0.63%     0.68%     0.79%     0.63%
 Ratio of net investment
  income to average
  net assets (b)........       4.46%         5.01%     5.06%     4.88%     5.29%     3.84%
 Ratio of expenses to
  average net
  assets* (b)...........       0.90%         0.87%     0.83%     0.80%     0.80%     0.64%

--------
(a) Not annualized.
(b) Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
(Unaudited)
                         GOVERNMENT MONEY MARKET FUND

                            For the          For the Year Ended December 31,
                         period ended   ---------------------------------------------
                         June 30, 1999   1998      1997     1996     1995      1994
                         -------------  -------  --------  -------  -------  --------
Net Asset Value,
 Beginning of Period....    $  1.00     $  1.00  $   1.00  $  1.00  $  1.00  $   1.00
                            -------     -------  --------  -------  -------  --------
Investment Activities
 Net investment income..      0.022       0.049     0.049    0.048    0.052     0.038
Distributions
 From net investment
  income................     (0.022)     (0.049)   (0.049)  (0.048)  (0.052)   (0.038)
                            -------     -------  --------  -------  -------  --------
Net Asset Value, End of
 Period.................    $  1.00     $  1.00  $   1.00  $  1.00  $  1.00  $   1.00
                            =======     =======  ========  =======  =======  ========
Total Return............       2.19%(a)    5.01%     5.05%    4.87%    5.32%     3.83%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000)..........    $55,848     $77,354  $100,862  $87,392  $86,850  $166,796
 Ratio of expenses to
  average net
  assets  (b)...........       0.65%       0.62%     0.63%    0.72%    0.78%     0.63%
 Ratio of net investment
  income to average
  net assets (b)........       4.37%       4.86%     4.94%    4.75%    5.21%     3.76%
 Ratio of expenses to
  average net
  assets* (b)...........       0.92%       0.80%     0.79%    0.84%    0.78%     0.64%

--------
(a) Not annualized.
(b) Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
(Unaudited)
                       U. S. TREASURY MONEY MARKET FUND

                            For the         For the Year Ended December 31,
                         period ended   --------------------------------------------
                         June 30, 1999   1998     1997     1996     1995      1994
                         -------------  -------  -------  -------  -------  --------
Net Asset Value,
 Beginning of Period....    $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $   1.00
                            -------     -------  -------  -------  -------  --------
Investment Activities
 Net investment income..      0.021       0.048    0.049    0.046    0.049     0.036
Distributions
 From net investment
  income................     (0.021)     (0.048)  (0.049)  (0.046)  (0.049)   (0.036)
                            -------     -------  -------  -------  -------  --------
Net Asset Value, End of
 Period.................    $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $   1.00
                            =======     =======  =======  =======  =======  ========
Total Return............       2.10%(a)    4.86%    4.98%    4.68%    5.04%     3.60%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000)..........    $30,466     $25,876  $25,507  $28,962  $32,500  $105,720
 Ratio of expenses to
  average net
  assets  (b)...........       0.65%       0.65%    0.65%    0.78%    0.82%     0.68%
 Ratio of net investment
  income to average
  net assets (b)........       4.20%       4.75%    4.86%    4.57%    4.94%     3.48%
 Ratio of expenses to
  average net
  assets* (b)...........       0.90%       0.94%    0.94%    0.95%    0.84%     0.69%

--------
(a) Not annualized.
(b) Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
(Unaudited)
                      NEW YORK TAX-FREE MONEY MARKET FUND

                            For the          For the Year Ended December 31,
                         period ended    -------------------------------------------
                         June 30, 1999    1998     1997     1996     1995     1994
                         -------------   -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....   $   1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                           --------      -------  -------  -------  -------  -------
Investment Activities
 Net investment income..      0.012        0.028    0.031    0.029    0.031    0.022
Distributions
 From net investment
  income................     (0.012)      (0.028)  (0.031)  (0.029)  (0.031)  (0.022)
                           --------      -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $   1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                           ========      =======  =======  =======  =======  =======
Total Return............       1.23%(a)     2.83%    3.14%    2.92%    3.17%    2.23%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000)..........   $105,182      $94,259  $86,729  $70,339  $64,884  $53,538
 Ratio of expenses to
  average net
  assets  (b)...........       0.65%        0.64%    0.52%    0.59%    0.69%    0.57%
 Ratio of net investment
  income to average
  net assets (b)........       2.47%        2.78%    3.09%    2.88%    3.13%    2.20%
 Ratio of expenses to
  average net
  assets* (b)...........       0.86%        0.82%    0.80%    0.87%    0.85%    0.73%

--------
(a) Not annualized.
(b) Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                                            HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            HSBC Asset Management Americas
                                            Inc. [Logo]
--------------------------------------------------------------------------------

                                            Cash Management Fund
                                            Government Money Market Fund
                                            U.S. Treasury Money Market Fund
                                            New York Tax-Free Money Market
                                            Fund

HSBCSM Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the trust attempts to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
                                                                            8/99
Semi-Annual Report (Unaudited)
June 30, 1999

Managed by:
HSBC Asset Management Americas Inc.

Sponsored and distributed by:
BISYS Fund Services